REVENUE - Contract Assets, Contract Liabilities, Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 1,791	$ 1,587
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	104	1,653
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(1,274)	(1,449)
Balance, end of year	621	1,791
Balance, beginning of year	224	233
Revenue deferred in previous year and recognized as revenue in current year	(184)	(222)
Net additions from contracts with customers	365	213
Balance, end of year	405	224
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	305	296
Additions from new contracts with customers, net of terminations and renewals / Additions to deferred commission cost assets	248	329
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(291)	(320)
Balance, end of year	$ 262	$ 305